Research and development costs	3 Months Ended
Mar. 31, 2022
Research and Development costs
Research and Development Costs

13. Research and development costs

Research and development costs amount to € 13,367,000 for the three month period ended March 31, 2022 (three month period ended March 31, 2021: € 8,905,000) and are comprised of allocated employee costs including share-based payments, the costs of materials and laboratory consumables, outsourced activities, license and intellectual property costs and other allocated costs.